Debt (West Polaris facility - $420 million term loan and revolving credit facility agreements) (Details) - USD ($)	1 Months Ended			12 Months Ended
	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Dec. 31, 2019	Jul. 31, 2020	Dec. 31, 2018	Jun. 30, 2015
Debt Instrument [Line Items]
Debt outstanding				$ 2,878,200,000		$ 3,059,100,000
West Polaris Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				420,000,000			$ 100,000,000
Amount outstanding							$ 226,000,000
Debt instrument, annual amortization payment				36,000,000
Debt prepayment cost	$ 9,400,000	$ 9,400,000	$ 37,400,000
Debt outstanding				114,900,000
Assets pledged as collateral				$ 502,500,000
West Polaris Facility | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)				3.25%
Commitment fee percentage				1.30%
Scenario, Forecast | West Polaris Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Balloon payment					$ 93,800,000